UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430
                                                      --------

                        Oppenheimer U.S. Government Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

   FEBRUARY 29, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                                   Management
      U.S. Government                                              Commentaries
      Trust                                                            and
                                                                    Semiannual
                                                                      Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
----------------------------------------------------------------------
Federal National Mortgage Assn.                                  61.6%
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                 14.4
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.                                      2.0
-----------------------------------------------------------------------
Government National Mortgage Assn.                                0.9
-----------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust        0.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

For up-to-date Top Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION

Agency                                                           68.4%
-----------------------------------------------------------------------
AAA                                                              23.0
-----------------------------------------------------------------------
AA                                                                0.2
-----------------------------------------------------------------------
A                                                                 0.2
-----------------------------------------------------------------------
Not Rated                                                         8.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

                       10  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

     CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                       11 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

     CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                       12 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at

                       13 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

     less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                          BEGINNING            ENDING                EXPENSES
                                          ACCOUNT              ACCOUNT               PAID DURING
                                          VALUE                VALUE                 6 MONTHS ENDED
ACTUAL                                    SEPTEMBER 1, 2007    FEBRUARY 29, 2008     FEBRUARY 29, 2008
-------------------------------------------------------------------------------------------------------
Class A                                      $1,000.00            $1,044.80                 $4.59
-------------------------------------------------------------------------------------------------------
Class B                                       1,000.00             1,039.90                  8.40
-------------------------------------------------------------------------------------------------------
Class C                                       1,000.00             1,041.00                  8.41
-------------------------------------------------------------------------------------------------------
Class N                                       1,000.00             1,042.40                  5.86
-------------------------------------------------------------------------------------------------------
Class Y                                       1,000.00             1,046.00                  3.21
-------------------------------------------------------------------------------------------------------

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class A                                       1,000.00             1,020.39                  4.53
-------------------------------------------------------------------------------------------------------
Class B                                       1,000.00             1,016.66                  8.31
-------------------------------------------------------------------------------------------------------
Class C                                       1,000.00             1,016.66                  8.31
-------------------------------------------------------------------------------------------------------
Class N                                       1,000.00             1,019.14                  5.79
-------------------------------------------------------------------------------------------------------
Class Y                                       1,000.00             1,021.73                  3.17


Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 29, 2008 are as follows:


CLASS                       EXPENSE RATIOS
------------------------------------------
Class A                          0.90%
------------------------------------------
Class B                          1.65
------------------------------------------
Class C                          1.65
------------------------------------------
Class N                          1.15
------------------------------------------
Class Y                          0.63

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                        14 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                  AMOUNT              VALUE
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.4%
---------------------------------------------------------------------------------------------

Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A,Cl. A2, 3.174%, 4/20/09 1,2                         $    450,000      $     448,565
---------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.615%, 5/25/34 2                      3,208,688          3,001,479
---------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 3.235%, 9/25/36 2                     1,430,000          1,371,093
---------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                    1,480,000          1,445,318
---------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 3.335%, 5/25/36 2                      278,210            277,290
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                      980,000            973,873
---------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization
Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 3,4,5                            4,550,157             45,502
---------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through
Certificates,Series 2005-FF10,
Cl. A3, 3.345%, 11/25/35 2                                     3,803,674          3,764,690
---------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 3.225%, 7/25/36 2                    2,730,000          2,542,222
---------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 3.185%, 5/15/36 2                      411,639            406,857
---------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                       1,537,538          1,532,567
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                         934,779            939,847
---------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 3.235%, 7/1/36 2                                      3,100,000          2,971,227
---------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-6, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%, 1/25/36 2                        1,550,000          1,550,767
---------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series
2006-RS4, Cl. A1, 3.215%, 7/25/36 2                              575,924            565,527
---------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 3.235%, 9/25/36 2                     3,420,000          3,313,410
---------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 3.195%, 4/25/36 2                         209,647            207,960
---------------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Interest-Only Stripped Pass-Through
Certificates, Series 2002-AL1, Cl. AIO,
18.902%, 2/25/32 6                                            14,762,216          1,688,536
---------------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                        3,486,918          2,614,292
---------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities
2006-2 Trust, Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 3.235%, 7/25/36 2                       2,710,000          2,610,815
                                                                               --------------
Total Asset-Backed Securities
(Cost $37,753,773)                                                               32,271,837

---------------------------------------------------------------------------------------------


                        15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS -- 98.0%
-------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY -- 81.7%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED -- 80.7%
Fannie Mae Trust 2004-W9, Pass-Through
Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                      $  3,738,583    $  4,082,096
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                       2,656,833       2,666,158
5%, 7/15/33-6/15/34                                                         14,982,427      14,817,249
6%, 7/15/20-3/15/33                                                         15,135,265      15,620,490
6.50%, 4/15/18-3/15/29                                                       5,538,898       5,806,237
7%, 8/15/16-3/15/32                                                          8,737,179       9,277,233
7.50%, 9/15/12-4/25/36                                                       5,816,294       6,301,436
8%, 4/1/16                                                                   1,172,931       1,250,563
9%, 8/1/22-5/1/25                                                              283,325         311,795
11.50%, 6/15/20-12/3/20                                                        220,039         258,191
12.50%, 7/15/19                                                                 71,073          82,521
13%, 8/15/15                                                                    64,822          72,867
14%, 2/14/11                                                                    21,814          25,510
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                  75,506          75,453
Series 1644, Cl. S, 5.522%, 12/15/23 2                                       4,992,833       5,074,555
Series 2006-11, Cl. PS, 13.072%, 3/25/36 2                                   1,433,986       1,729,651
Series 2043, Cl. ZP, 6.50%, 4/15/28                                          2,389,312       2,540,937
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          1,561,552       1,645,259
Series 2080, Cl. Z, 6.50%, 8/15/28                                           2,039,598       2,168,908
Series 2148, Cl. ZA, 6%, 4/15/29                                             8,520,504       8,859,538
Series 2220, Cl. PD, 8%, 3/15/30                                               329,453         355,668
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            943,992       1,006,291
Series 2344, Cl. FP, 4.071%, 8/15/31 2                                       1,192,389       1,206,728
Series 2368, Cl. PR, 6.50%, 10/15/31                                         3,911,874       4,174,783
Series 2427, Cl. ZM, 6.50%, 3/15/32                                          3,137,504       3,350,638
Series 2435, Cl. EQ, 6%, 5/15/31                                             3,064,160       3,134,443
Series 2451, Cl. FD, 4.121%, 3/15/32 2                                         890,524         901,028
Series 2464, Cl. FI, 4.121%, 2/15/32 2                                       1,037,600       1,055,118
Series 2465, Cl. PG, 6.50%, 6/15/32                                          3,126,122       3,304,462
Series 2470, Cl. LF, 4.121%, 2/15/32 2                                       1,040,653       1,055,372
Series 2471, Cl. FD, 4.121%, 3/15/32 2                                       1,923,838       1,954,584
Series 2500, Cl. FD, 3.621%, 3/15/32 2                                         746,118         750,487
Series 2517, Cl. GF, 4.121%, 2/15/32 2                                         824,722         838,587
Series 2526, Cl. FE, 3.521%, 6/15/29 2                                       1,115,505       1,116,981
Series 2530, Cl. FD, 3.621%, 2/15/32 2                                       1,624,685       1,603,265
Series 2551, Cl. FD, 3.521%, 1/15/33 2                                         873,639         869,541
Series 2551, Cl. LF, 3.621%, 1/15/33 2                                         130,009         129,741
Series 2641, Cl. CE, 3.50%, 9/15/25                                          1,437,866       1,434,676
Series 2727, Cl. UA, 3.50%, 10/15/22                                           667,480         666,521
Series 2750, Cl. XG, 5%, 2/1/34                                              8,950,000       8,648,886
Series 2777, Cl. PJ, 4%, 5/15/24                                               708,105         708,727
Series 2890, Cl. PE, 5%, 11/1/34                                             9,070,000       8,795,563


                       16 | OPPENHEIMER U.S. GOVERNMENT TRUST


                                                                             PRINCIPAL
                                                                                AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate
Mtg. Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2939, Cl. PE, 5%, 2/15/35                                          $  9,198,000    $  8,764,328
Series 3035, Cl. DM, 5.50%, 11/15/25                                         5,358,250       5,460,207
Series 3057, Cl. LG, 5%, 10/15/35                                            5,000,000       4,774,870
Series 3094, Cl. HS, 12.939%, 6/15/34 2                                        885,256       1,035,740
Series 3138, Cl. PA, 5.50%, 2/15/27                                         15,500,005      15,938,879
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 5.663%, 2/1/28 6                                           445,917         103,787
Series 195, Cl. IO, 8.622%, 4/1/28 6                                         6,051,198       1,394,835
Series 200, Cl. IO, 4.766%, 1/1/29 6                                           538,313         108,921
Series 205, Cl. IO, 3.436%, 9/1/29 6                                         2,757,861         703,464
Series 206, Cl. IO, (14.032)%, 12/1/29 6                                       744,091         161,919
Series 2074, Cl. S, 13.193%, 7/17/28 6                                         566,244          63,456
Series 2079, Cl. S, 13.89%, 7/17/28 6                                          896,025          99,540
Series 2122, Cl. S, 16.644%, 2/15/29 6                                       4,034,817         480,007
Series 216, Cl. IO, 6.297%, 12/1/31 6                                          769,046         180,162
Series 217, Cl. IO, (0.338)%, 1/1/32 6                                       1,427,528         350,463
Series 224, Cl. IO, 3.39%, 3/1/33 6                                          3,064,108         730,506
Series 2304, Cl. SK, 19.224%, 6/15/29 6                                      3,798,542         406,041
Series 243, Cl. 6, 15.177%, 12/15/32 6                                       1,461,199         300,708
Series 2493, Cl. S, 22.142%, 9/15/29 6                                         815,992          98,909
Series 2526, Cl. SE, 11.914%, 6/15/29 6                                      1,477,425         131,950
Series 2802, Cl. AS, 53.659%, 4/15/33 6                                      2,238,087         162,736
Series 2819, Cl. S, 13.52%, 6/15/34 6                                       11,805,058       1,180,385
Series 2920, Cl. S, 22.69%, 1/15/35 6                                        7,205,522         604,921
Series 3000, Cl. SE, 51.391%, 7/15/25 6                                      8,911,052         670,117
Series 3004, Cl. SB, 91.553%, 7/15/35 6                                     11,593,212         896,320
Series 3110, Cl. SL, 76.655%, 2/15/26 6                                      1,079,241          81,108
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security,
Series 192, Cl. PO, 8.331%, 2/1/28 7                                           445,917         360,143
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                                       53,037,532      53,373,434
5%, 12/1/17-8/25/34                                                        163,918,657     163,838,746
5%, 3/1/22-3/1/38 8                                                         51,838,000      51,557,524
5%, 3/25/18-6/25/33 9                                                        2,855,190       2,865,635
5.296%, 10/1/36                                                             39,798,446      40,684,469
5.50%, 1/25/33-11/1/34                                                     189,243,699     191,178,654
5.50%, 3/1/22-3/1/38 8                                                      21,399,000      21,615,820
6%, 7/25/24-8/1/34                                                          39,018,313      40,084,752
6%, 3/1/28-3/1/37 8                                                         78,667,000      80,728,853
6%, 4/25/33 9                                                                  821,745         843,537
6.50%, 6/25/17-9/25/32                                                      19,484,176      20,444,655
6.50%, 3/1/37 8                                                             13,002,000      13,475,351
6.50%, 12/25/29 9                                                           10,448,342      10,960,050
7%, 11/1/17-4/1/34                                                          20,856,252      22,229,507
7.50%, 2/25/27-8/25/33                                                      15,480,644      16,777,445


                       17 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
8%, 12/25/22                                                              $     48,900    $     53,257
8.50%, 7/1/32                                                                  103,793         114,644
11%, 7/25/16                                                                    39,637          45,911
11.50%, 11/25/15                                                                40,788          47,378
13%, 11/25/12                                                                    2,292           2,459
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 20.489%, 7/25/41 6                                    5,887,824          74,727
CMO, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                  10,000,000      10,634,548
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd.
Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                        6,939,089       7,618,068
Trust 1992-34, Cl. G, 8%, 3/25/22                                               90,445          95,725
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                       1,717,398       1,810,769
Trust 2001-46, Cl. ZG, 6%, 9/25/31                                           1,887,740       1,963,557
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                       3,689,730       3,961,044
Trust 2001-69, Cl. PF, 4.135%, 12/25/31 2                                    2,315,155       2,327,748
Trust 2001-70, Cl. LR, 6%, 9/25/30                                             988,123         993,699
Trust 2001-74, Cl. QE, 6%, 12/25/31                                          9,393,085       9,742,440
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                        1,213,518       1,261,683
Trust 2002-29, Cl. F, 4.135%, 4/25/32 2                                      1,135,289       1,150,825
Trust 2002-52, Cl. FD, 3.635%, 9/25/32 2                                       975,330         974,791
Trust 2002-59, Cl. F, 3.535%, 9/25/32 2                                      2,999,308       3,004,423
Trust 2002-60, Cl. FH, 4.135%, 8/25/32 2                                     2,100,594       2,129,967
Trust 2002-64, Cl. FJ, 4.135%, 4/25/32 2                                       349,469         352,224
Trust 2002-68, Cl. FH, 3.616%, 10/18/32 2                                      687,617         686,836
Trust 2002-9, Cl. PC, 6%, 3/25/17                                            2,850,450       3,005,768
Trust 2003-116, Cl. FA, 3.535%, 11/25/33 2                                     690,617         690,845
Trust 2003-130, Cl. CS, 7.83%, 12/25/33 2                                      939,460       1,002,453
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                        3,128,000       3,212,505
Trust 2003-89, Cl. XF, 3.535%, 11/25/32 2                                    1,556,288       1,549,170
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          4,060,000       4,209,535
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                      2,490,000       2,551,583
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                     13,279,746      13,592,569
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                        2,280,000       2,286,834
Trust 2005-59, Cl. NQ, 9.038%, 5/25/35 2                                     1,730,989       1,884,557
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                       7,936,247       8,158,938
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                        9,627,733       9,803,436
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                       5,510,150       5,654,258
Trust 2006-46, Cl. SW, 12.705%, 6/25/36 2                                      943,167       1,125,154
Trust 2006-50, Cl. KS, 12.705%, 6/25/36 2                                    3,229,433       3,723,457
Trust 2006-50, Cl. SA, 12.705%, 6/25/36 2                                    3,384,595       3,902,285
Trust 2006-50, Cl. SK, 12.705%, 6/25/36 2                                      137,396         158,090
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                        6,562,155       6,728,059
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                                         2,000,000       2,008,273
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 23.493%, 11/18/31 6                                   4,217,961         424,517
Trust 2001-63, Cl. SD, 13.802%, 12/18/31 6                                   1,418,048         187,882


                       18 | OPPENHEIMER U.S. GOVERNMENT TRUST


                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2001-68, Cl. SC, 11.104%, 11/25/31 6                                $    977,805  $       115,425
Trust 2001-81, Cl. S, 12.835%, 1/25/32 6                                       937,813          100,583
Trust 2002-28, Cl. SA, 13.261%, 4/25/32 6                                      767,089           93,270
Trust 2002-38, Cl. IO, 17.159%, 4/25/32 6                                    1,030,311          105,550
Trust 2002-39, Cl. SD, 10.688%, 3/18/32 6                                    1,088,939          153,554
Trust 2002-41, Cl. S, 35.433%, 7/25/32 6                                     3,758,257          418,701
Trust 2002-48, Cl. S, 12.352%, 7/25/32 6                                     1,263,596          141,963
Trust 2002-52, Cl. SD, 10.35%, 9/25/32 6                                       975,330          139,475
Trust 2002-52, Cl. SL, 12.466%, 9/25/32 6                                      785,134           89,967
Trust 2002-53, Cl. SK, 10.99%, 4/25/32 6                                       679,248           75,913
Trust 2002-56, Cl. SN, 14.126%, 7/25/32 6                                    1,726,610          195,092
Trust 2002-77, Cl. IS, 15.473%, 12/18/32 6                                   1,755,345          251,907
Trust 2002-77, Cl. SH, 14.913%, 12/18/32 6                                   1,161,212          143,120
Trust 2002-9, Cl. MS, 11.778%, 3/25/32 6                                     1,417,257          157,544
Trust 2003-118, Cl. S, 21.683%, 12/25/33 6                                   7,289,065        1,155,245
Trust 2003-23, Cl. ES, 44.345%, 10/25/22 6                                  14,604,015        1,224,725
Trust 2003-33, Cl. SP, 22.471%, 5/25/33 6                                    3,650,177          445,617
Trust 2003-4, Cl. S, 22.461%, 2/25/33 6                                      2,340,403          267,247
Trust 2005-40, Cl. SB, 33.622%, 5/25/35 6                                    5,076,370          339,419
Trust 2005-71, Cl. SA, 41.365%, 8/25/25 6                                    5,609,541          547,854
Trust 2005-87, Cl. SE, 71.904%, 10/25/35 6                                  10,549,321          774,856
Trust 2005-87, Cl. SG, 48.489%, 10/25/35 6                                  10,811,630          866,698
Trust 2006-119, Cl. MS, 55.227%, 12/25/36 6                                  5,666,518          518,224
Trust 2006-33, Cl. SP, 41.407%, 5/25/36 6                                    5,916,414          617,004
Trust 2006-43, Cl. SJ, 30.379%, 6/25/36 6                                   20,641,672        1,864,944
Trust 221, Cl. 2, 14.868%, 5/1/23 6                                          2,229,476          525,040
Trust 240, Cl. 2, 24.204%, 9/1/23 6                                          1,534,097          375,842
Trust 252, Cl. 2, 15.563%, 11/1/23 6                                         1,064,439          272,375
Trust 303, Cl. IO, 11.888%, 11/1/29 6                                          769,099          194,251
Trust 321, Cl. 2, 4.347%, 4/1/32 6                                           3,880,929          954,178
Trust 322, Cl. 2, 4.626%, 4/1/32 6                                           2,865,162          683,657
Trust 324, Cl. 2, (0.025)%, 7/1/32 6                                         2,831,563          608,986
Trust 334, Cl. 12, 11.465%, 2/1/33 6                                         5,802,085        1,096,741
Trust 334, Cl. 5, 13.767%, 5/1/33 6                                          5,872,399        1,221,986
Trust 339, Cl. 7, 10.40%, 7/1/33 6                                           5,292,149        1,051,182
Trust 342, Cl. 2, 0.007%, 9/1/33 6                                          11,390,366        2,656,286
Trust 344, Cl. 2, (3.509)%, 12/1/33 6                                        7,766,810        1,787,982
Trust 362, Cl. 12, 12.582%, 8/1/35 6                                         4,238,756          742,394
Trust 362, Cl. 13, 13.015%, 8/1/35 6                                         2,265,986          403,001
Trust 364, Cl. 15, 14.726%, 9/1/35 6                                         4,190,735          718,153
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 324, Cl. 1, 8.142%, 7/1/32 7                                             707,062          579,031
Trust 327, Cl. 1, 9.377%, 9/1/32 7                                             821,870          662,167
--------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                                                     6,989,957        7,036,616
                                                                                        ----------------

                                                                                          1,062,912,247

                       19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 1.0%
Government National Mortgage Assn.:
6.375%, 5/9/17 2                                                          $     28,325    $     28,975
6.50%, 11/29/23-12/30/23                                                       117,685         123,484
7%, 1/29/28-2/8/30                                                             754,547         810,444
7.50%, 3/2/22-11/29/26                                                         573,912         620,159
8%, 9/29/16-8/29/28                                                            153,011         167,727
8.25%, 4/30/08                                                                      73              74
8.50%, 8/1/17-12/15/17                                                         505,516         553,413
9%, 9/30/08-5/30/09                                                              1,735           1,795
9.50%, 7/30/18-12/30/19                                                         29,585          33,095
10%, 8/29/17-8/30/19                                                            76,148          91,495
10.50%, 8/30/13-5/29/21                                                        328,702         395,105
11%, 11/8/19-8/8/20                                                            241,529         287,438
11.50%, 3/2/13                                                                   8,782          10,002
12%, 12/30/12-3/30/14                                                            5,322           6,440
12.50%, 1/30/14-3/2/14                                                          44,039          52,556
13%, 4/30/11                                                                     5,947           6,889
13.50%, 5/15/11-1/30/13                                                          7,626           9,163
14%, 6/30/11                                                                     2,907           3,409
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd.
Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                          7,089,695       7,889,438
Series 2000-12, Cl. ZA, 8%, 2/16/30                                          1,870,520       2,084,034
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 16.821%, 7/16/28 6                                   1,813,102         217,529
Series 1998-6, Cl. SA, 25.45%, 3/16/28 6                                     1,117,079         129,996
Series 2006-47, Cl. SA, 67.67%, 8/16/36 6                                    6,434,869         554,937
                                                                                            -----------
                                                                                            14,077,597

-------------------------------------------------------------------------------------------------------
NON-AGENCY -- 16.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL -- 11.4%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                         4,590,000       4,504,228
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                              3,019,854       3,135,867
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       2,386,250       2,451,974
-------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, (7.157)%, 6/22/24 6                                              21,463,938         632,890
-------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates,
Series 2006-2, Cl. A1B, 3.476%, 8/25/08 2                                      952,866         952,003
-------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17,
Mtg. Pass-Through Certificates,
Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                                       5,700,000       5,825,393


                      20 |  OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                  PRINCIPAL
                                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL Continued
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4,
Cl. A2B, 5.205%, 12/11/49                                      $ 13,450,000    $ 13,065,972
--------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5,
Cl. 1A13, 3.585%, 10/25/36 2                                      3,785,893       3,591,706
--------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-8CB, Mtg
Pass-Through Certificates, Series 2007-8CB, Cl. A1,
5.50%, 5/25/37                                                    8,658,412       8,730,014
--------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SPGA, Cl. B,
6.662%, 8/13/18                                                  10,767,000      11,123,519
--------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                          1,148,277       1,136,506
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                              527,913         519,428
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                        3,673,879       3,655,557
--------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                                           1,964,373       1,991,438
--------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                                    524,418         523,220
--------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-C3, Cl. A2, 4.853%, 7/10/45              2,610,000       2,581,308
--------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                          2,960,000       2,936,314
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                          3,300,000       3,225,748
--------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/10/39 2                       5,138,000       5,069,770
--------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp.,
Interest-Only Commercial Mtg. Obligations, Series 2000-PH1,
Cl. X, 8.773%, 1/17/34 6                                        145,383,329       1,325,692
--------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                         1,120,000       1,100,365
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         3,790,000       3,734,771
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 2                       7,980,000       7,911,930
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        1,940,000       1,886,210
--------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Mtg.
Pass-Through Certificates,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                           8,822,639       9,104,188
--------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%,
9/15/30                                                           3,140,000       3,111,857
--------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                   9,150,000       8,934,558
--------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 4                                            450,404         337,803
--------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                             3,235,540       3,204,272

                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT           VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL Continued
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30           $    281,444    $    281,763
---------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                            10,000,000      10,213,280
---------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                    8,181,000       8,436,660
---------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                            2,778,550       2,797,301
---------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 2          12,493,120      12,607,523
                                                                                -------------
                                                                                 150,641,028

---------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.9%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1,
6.024%, 9/25/36 2                                                 11,138,834      11,252,149
---------------------------------------------------------------------------------------------
MULTIFAMILY--0.4%
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.12%, 1/19/34 2            4,792,266       4,877,362
---------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2, Cl. 3A1, 6.761%, 2/25/32 2           2,661,241       2,769,091
---------------------------------------------------------------------------------------------
RESIDENTIAL--3.4%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.571%,
2/1/37 2                                                           6,655,019       6,651,640
---------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35               3,290,000       3,165,796
---------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A1, Cl. 2A1, 5.25%, 3/1/21                                    4,172,149       4,139,799
---------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                            4,906,634       5,054,068
---------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.836%, 3/1/37 2           6,681,952       6,479,856
---------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.086%,
10/25/36 2                                                         9,502,683       9,583,426
---------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.867%,
9/1/37 2,4                                                         6,289,773       6,163,978
---------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                 569,387         572,491
---------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                  2,500,000       2,542,139
---------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 21O, 10.981%, 6/15/25 6              8,090,882         109,724

                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                   PRINCIPAL
                                                                      AMOUNT              VALUE
------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through Certificates,  Mtg.
Pass-Through Certificates,
Series 2000-1, Cl. M3, 5.626%, 1/25/40 2                        $     83,030    $        83,129
                                                                                ----------------
                                                                                     44,546,046
                                                                                ----------------
Total Mortgage-Backed Obligations (Cost $ 1,261,674,175)                          1,291,075,520

------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.9%
------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.625%, 10/25/12 10                                               25,430,000         26,945,069
6%, 6/15/11 9,10                                                  21,500,000         23,584,361
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13                                                     23,605,000         23,484,520
5.50%, 3/15/11                                                    26,210,000         28,176,956
------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding
STRIPS, 5.921%, 1/15/21 11                                         25,656,000         14,420,443
                                                                                ----------------
Total U.S. Government Obligations (Cost $111,998,093)                               116,611,349

------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
------------------------------------------------------------------------------------------------

Undivided interest of 38.41% in joint repurchase agreement
(Principal Amount/Value $154,891,000, with a maturity value
of $154,931,014) with UBS Warburg LLC, 3.10%, dated 2/29/08, to be repurchased at $59,502,367 on 3/3/08, collateralized
by Federal Home Loan Mortgage Corp.,5.50%, 10/1/37, with a
value of $158,294,327 (Cost $59,487,000)                          59,487,000         59,487,000
------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $1,470,913,034)                                                             1,499,445,706

------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--1.8% 12
------------------------------------------------------------------------------------------------

Undivided interest of 1.20% in joint repurchase
agreement (Principal Amount/Value $2,000,000,000, with a
maturity value of $2,000,530,000) with BNP Paribas Securities
Corp., 3.18%, dated 2/29/08, to be repurchased at $23,993,625 on 3/3/08, collateralized by U.S. Agency Mortgages,
0%-6.50%, 2/1/34-3/1/38, with a value of $2,040,000,000
(Cost $23,987,268)                                                23,987,268         23,987,268

------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,494,900,309)                      115.6%     1,523,432,974
------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (15.6)      (205,811,659)
                                                                --------------------------------
NET ASSETS                                                             100.0%   $ 1,317,621,315
                                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $448,565 or 0.03% of the Fund's net assets as of February 29, 2008.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of accompanying Notes.

                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $6,547,283, which represents 0.50% of the Fund's net assets. See
Note 7 of accompanying Notes.

5. Non-income producing security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,352,636 or 2.91% of the Fund's net assets as of February 29, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,601,341 or 0.12% of the Fund's net assets as of February 29, 2008.

8. When-issued security or delayed delivery to be delivered and settled after February 29, 2008. See Note 1 of accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,984,419. See Note 5 of accompanying Notes.

10. Partial or fully-loaned security. See Note 8 of accompanying Notes.

11. Zero coupon bond reflects effective yield on the date of purchase.

12. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      UNREALIZED
                                           NUMBER OF    EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION          BUY/SELL     CONTRACTS          DATE      VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Long Bonds                    Buy         1,387       6/19/08   $164,532,875   $   3,607,264
U.S. Treasury Nts., 2 yr.         Sell           715       6/30/08    153,669,141      (1,138,039)
U.S. Treasury Nts., 5 yr.         Sell           196       6/30/08     22,393,000        (231,714)
U.S. Treasury Nts., 10 yr.        Sell           214       6/19/08     25,098,188        (471,536)
                                                                                    --------------
                                                                                    $   1,765,975
                                                                                    ==============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                       PAY/
                                              BUY/SELL   NOTIONAL   RECEIVE                   PREMIUM
SWAP                REFERENCE                   CREDIT     AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY        ENTITY                  PROTECTION     (000S)      RATE          DATE   (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                    ABX.HE.AAA.06-2 Index      Sell      $  2,580     0.11%       5/25/46   $(128,984)   $  (686,546)
                    ABX.HE.AAA.06-2 Index      Sell         2,580     0.11        5/25/46    (128,961)      (686,546)
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs       ABX.HE.AAA.06-2 Index
Capital Markets LP                             Sell         1,400     0.11        5/25/46    (154,849)      (370,983)
                                                                                            -------------------------
                                                                                            $(412,794)   $(1,744,075)
                                                                                            =========================

                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                         NOTIONAL                        PAID BY                      RECEIVED BY  TERMINATION
COUNTERPARTY                   AMOUNT                       THE FUND                         THE FUND         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                               Brothers U.S.CMBS AAA     CMBS AAA 8.5+ Index minus 15
Citibank NA               $14,100,000                      8.5+Index                     basis points       8/1/08   $  (905,575)
----------------------------------------------------------------------------------------------------------------------------------
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index plus 55
Deutsche Bank AG            1,000,000                          Index                     basis points       5/1/08       (63,610)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA 8.5+     CMBS AAA 8.5+ Index minus 30
                           15,300,000                          Index                     basis points       8/1/08      (992,294)
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA 8.5+     CMBS AAA 8.5+ Index minus 25
                           12,100,000                          Index                     basis points       5/1/08      (782,043)
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index plus 55
                           17,652,000                          Index                     basis points       5/1/08    (1,130,287)
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                            6,160,000   Brothers U.S. CMBS AAA Index                   CMBS AAA Index       3/1/09            --
                                           If negative, the absolute    If positive, the Total Return
                                                 value of the Lehman      of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA 8.5+     CMBS AAA 8.5+ Index minus 25
                            6,160,000                          Index                     basis points       3/1/08      (398,131)

                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                         NOTIONAL                        PAID BY                    RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT                       THE FUND                       THE FUND          DATE            VALUE
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
Continued
                                                                             If positive, the Total
                                           If negative, the absolute           Return of the Lehman
                                        value of the Lehman Brothers   Brothers U.S. CMBS AAA 8.5+
                          $23,399,000       U.S. CMBS AAA 8.5+ Index     Index plus 45 basis points        5/1/08    $(1,500,032)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                           If negative, the absolute         If positive, the Total
                                        value of the Lehman Brothers           Return of the Lehman
                            9,300,000       U.S. CMBS AAA 8.5+ Index   Brothers AAA U.S. CMBS 8.5+
                                                                        Index plus 150 basis points        8/1/08       (585,359)
                                                                             If positive, the Total
                                           If negative, the absolute           Return of the Lehman
                                        value of the Lehman Brothers    Brothers U.S. CMBS AAA 8.5+
                            2,400,000       U.S. CMBS AAA 8.5+ Index                          Index        8/1/08       (153,860)
                                           If negative, the absolute         If positive, the Total
                                        value of the Lehman Brothers           Return of the Lehman
                           42,300,000            U.S. CMBS AAA Index   Brothers U.S. CMBS AAA Index        3/1/09       (186,507)
                                                                                                                     -------------
                                                                                                                     $(6,697,698)
                                                                                                                     =============
Index abbreviation is as follows:
CMBS Commercial Mortgage-Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments, at value (cost $1,494,900,309)--see accompanying
statement of investments                                         $1,523,432,974
--------------------------------------------------------------------------------
Cash                                                                    507,867
--------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                            7,115,511
Shares of beneficial interest sold                                    6,625,479
Futures margins                                                       1,145,929
Investments sold                                                            619
Other                                                                    80,718
                                                                 ---------------
Total assets                                                      1,538,909,097

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

Return of collateral for securities loaned                           23,987,268
--------------------------------------------------------------------------------
Swaps, at value (premiums received $412,794)                          8,441,773
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $167,947,841
purchased on a when-issued or delayed delivery basis)               185,876,333
Shares of beneficial interest redeemed                                1,814,910
Distribution and service plan fees                                      397,540
Trustees' compensation                                                  188,485
Transfer and shareholder servicing agent fees                           175,713
Dividends                                                               155,419
Shareholder communications                                               73,349
Other                                                                   176,992
                                                                 ---------------
Total liabilities                                                   221,287,782

--------------------------------------------------------------------------------
NET ASSETS                                                       $1,317,621,315
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

Par value of shares of beneficial interest                       $      137,388
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,325,822,727
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (1,293,769)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (29,572,637)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           22,527,606
                                                                 ---------------
NET ASSETS                                                       $1,317,621,315
                                                                 ===============

                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $735,765,467 and 76,756,094 shares of beneficial
interest outstanding)                                                    $ 9.59
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                       $10.07
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $118,064,168 and 12,332,354 shares of
beneficial interest outstanding)                                         $ 9.57
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $131,424,382 and 13,732,696 shares of beneficial
interest outstanding)                                                    $ 9.57
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,612,262 and 5,280,662 shares of beneficial interest
outstanding)                                                             $ 9.58
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $281,755,036 and 29,285,761 shares of
beneficial interest outstanding)                                         $ 9.62

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

Interest                                                           $ 33,476,672
--------------------------------------------------------------------------------
Fee income                                                              254,496
--------------------------------------------------------------------------------
Portfolio lending fees                                                   20,268
--------------------------------------------------------------------------------
Other income                                                             23,904
                                                                   -------------
Total investment income                                              33,775,340

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Management fees                                                       3,225,482
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 785,568
Class B                                                                 559,707
Class C                                                                 558,206
Class N                                                                 111,924
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 573,984
Class B                                                                 142,874
Class C                                                                 116,388
Class N                                                                  69,686
Class Y                                                                 130,193
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  40,635
Class B                                                                  12,764
Class C                                                                   6,569
Class N                                                                   1,638
Class Y                                                                     438
--------------------------------------------------------------------------------
Trustees' compensation                                                   11,232
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,121
--------------------------------------------------------------------------------
Other                                                                    33,338
                                                                   -------------
Total expenses                                                        6,383,747
Less reduction to custodian expenses                                     (2,910)
Less waivers and reimbursements of expenses                            (542,612)
                                                                   -------------
Net expenses                                                          5,838,225

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                27,937,115

                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments                                                        $  7,737,882
Closing and expiration of futures contracts                          (1,714,717)
Short positions                                                         (21,636)
Swap contracts                                                       (8,498,217)
                                                                   -------------
Net realized loss                                                    (2,496,688)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          30,677,011
Futures contracts                                                       816,069
Short positions                                                          68,201
Swap contracts                                                       (7,825,624)
                                                                   -------------

Net change in unrealized appreciation                                23,735,657

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 49,176,084
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS               YEAR
                                                                                     ENDED              ENDED
                                                                         FEBRUARY 29, 2008          AUGUST 31,
                                                                               (UNAUDITED)               2007
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------

Net investment income                                                      $    27,937,115    $    40,005,849
--------------------------------------------------------------------------------------------------------------
Net realized loss                                                               (2,496,688)        (2,446,402)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            23,735,657          6,567,364
                                                                           -----------------------------------
Net increase in net assets resulting from operations                            49,176,084         44,126,811

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                        (15,651,059)       (28,243,717)
Class B                                                                         (2,296,501)        (5,474,092)
Class C                                                                         (2,289,164)        (3,949,367)
Class N                                                                         (1,032,088)        (1,758,498)
Class Y                                                                         (6,668,303)        (2,681,007)
                                                                           -----------------------------------
                                                                               (27,937,115)       (42,106,681)

--------------------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:

Class A                                                                                 --           (988,541)
Class B                                                                                 --           (225,584)
Class C                                                                                 --           (163,834)
Class N                                                                                 --            (65,187)
Class Y                                                                                 --            (91,022)
                                                                           -----------------------------------
                                                                                        --         (1,534,168)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:

Class A                                                                        121,347,472          7,303,354
Class B                                                                         (2,112,696)       (35,581,803)
Class C                                                                         23,815,673          5,140,693
Class N                                                                          8,536,947          2,309,009
Class Y                                                                         85,793,680        168,527,535
                                                                           -----------------------------------
                                                                               237,381,076        147,698,788

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------

Total increase                                                                 258,620,045        148,184,750
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,059,001,270        910,816,520
                                                                           -----------------------------------

End of period (including accumulated net investment loss of
$1,293,769 and $1,293,769, respectively)                                   $ 1,317,621,315    $ 1,059,001,270
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                SIX MONTHS
                                                     ENDED
                                         FEBRUARY 29, 2008                                                  YEAR ENDED AUGUST  31,
CLASS A                                         (UNAUDITED)        2007          2006           2005            2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $    9.40      $    9.41      $   9.74      $     9.89     $     9.76     $    9.88
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .23 1          .43 1         .40 1           .40 1          .38           .28

Net realized and unrealized gain (loss)              .19            .03          (.30)             --            .14          (.10)
                                               ------------------------------------------------------------------------------------
Total from investment operations                     .42            .46           .10             .40            .52           .18
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                (.23)          (.45)         (.43)           (.42)          (.37)         (.28)

Distributions from net realized gain                  --             --            --            (.11)          (.02)         (.02)

Tax return of capital distribution                    --           (.02)           --            (.02)            --            --
                                               ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.23)          (.47)         (.43)           (.55)          (.39)         (.30)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    9.59      $    9.40      $   9.41      $     9.74     $     9.89     $    9.76
                                               ====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  4.48%          5.02%         1.16%           4.15%          5.47%         1.85%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)       $ 735,766      $ 602,743      $596,294      $  661,163     $  702,064     $ 830,310
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 649,350      $ 586,872      $618,102      $  670,487     $  746,658     $ 906,353
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3

Net investment income                               4.85%          4.58%         4.26%           4.07%          3.80%         2.85%

Total expenses                                      0.99%          1.04% 4       1.05%           1.06%          1.06%         1.01%

Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                               0.90%          0.90%         0.90%           0.90%          0.98%         1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25% 5          65% 5         74% 5           95% 5          84% 5         72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007    1.04%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                             PURCHASE TRANSACTION    SALE TRANSACTIONS
        ------------------------------------------------------------------------------
        Six Months Ended February 29, 2008       $   839,811,886       $   719,473,816
        Year Ended August 31, 2007               $ 1,773,680,463       $ 1,852,940,706
        Year Ended August 31, 2006               $ 3,476,956,717       $ 3,692,200,123
        Year Ended August 31, 2005               $ 5,959,020,148       $ 6,246,681,163
        Year Ended August 31, 2004               $ 5,578,633,006       $ 5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST


                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS B                                                 (UNAUDITED)      2007        2006        2005         2004          2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $         9.39    $   9.40    $   9.73    $   9.88     $   9.75     $   9.87
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .19 1       .36 1        33 1       .32 1        .31          .21
Net realized and unrealized gain (loss)                       .18         .03        (.30)        .01          .14         (.10)
                                                --------------------------------------------------------------------------------
Total from investment operations                              .37         .39         .03         .33          .45          .11
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.19)       (.38)       (.36)       (.35)        (.30)        (.21)
Distributions from net realized gain                           --          --          --        (.11)        (.02)        (.02)
Tax return of capital distribution                             --        (.02)         --        (.02)          --           --
                                                --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.19)       (.40)       (.36)       (.48)        (.32)        (.23)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $         9.57    $   9.39    $   9.40    $   9.73     $   9.88     $   9.75
                                                ================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.99%       4.24%       0.41%       3.37%        4.67%        1.07%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $      118,064    $117,997    $153,681    $209,494     $261,065     $370,984
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      112,801    $133,925    $175,707    $231,801     $301,926     $431,102
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.09%       3.83%       3.50%       3.33%        3.01%        2.08%
Total expenses                                               1.83%       1.86% 4     1.86%       1.84%        1.86%        1.78%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                        1.65%       1.65%       1.65%       1.65%        1.76%        1.78%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        25% 5       65% 5       74% 5       95% 5        84% 5        72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007    1.86%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                            PURCHASE TRANSACTIONS    SALE TRANSACTIONS
        ------------------------------------------------------------------------------
        Six Months Ended February 29, 2008   $         839,811,886    $    719,473,816
        Year Ended August 31, 2007           $       1,773,680,463    $  1,852,940,706
        Year Ended August 31, 2006           $       3,476,956,717    $  3,692,200,123
        Year Ended August 31, 2005           $       5,959,020,148    $  6,246,681,163
        Year Ended August 31, 2004           $       5,578,633,006    $  5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      33 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                            YEAR ENDED AUGUST 31,
CLASS C                                                (UNAUDITED)        2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $       9.38    $    9.40    $    9.72    $    9.88    $    9.75    $    9.87
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .19 1        .36 1        .33 1        .32 1        .31          .21
Net realized and unrealized gain (loss)                       .19          .02         (.29)          --          .14         (.10)
                                                     -------------------------------------------------------------------------------
Total from investment operations                              .38          .38          .04          .32          .45          .11
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.19)        (.38)        (.36)        (.35)        (.30)        (.21)
Distributions from net realized gain                           --           --           --         (.11)        (.02)        (.02)
Tax return of capital distribution                             --         (.02)          --         (.02)          --           --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.19)        (.40)        (.36)        (.48)   $    (.32)        (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $       9.57    $    9.38    $    9.40    $    9.72         9.88    $    9.75
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           4.10%        4.13%        0.51%        3.27%        4.69%        1.12%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)             $    131,424    $ 105,687    $ 100,630    $ 117,783    $ 137,480    $ 192,496
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    112,352    $  97,262    $ 105,608    $ 122,062    $ 156,925    $ 216,954
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.10%        3.83%        3.51%        3.33%        3.04%        2.13%
Total expenses                                               1.78%        1.83% 4      1.83%        1.82%        1.81%        1.74%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                        1.65%        1.65%        1.65%        1.65%        1.74%        1.74%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        25% 5        65% 5        74% 5        95% 5        84% 5       72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007     1.83%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS    SALE TRANSACTIONS
      --------------------------------------------------------------------------------
      Six Months Ended February 29, 2008         $   839,811,886      $   719,473,816
      Year Ended August 31, 2007                 $ 1,773,680,463      $ 1,852,940,706
      Year Ended August 31, 2006                 $ 3,476,956,717      $ 3,692,200,123
      Year Ended August 31, 2005                 $ 5,959,020,148      $ 6,246,681,163
      Year Ended August 31, 2004                 $ 5,578,633,006      $ 5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      34 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                            YEAR ENDED AUGUST 31,
CLASS N                                                (UNAUDITED)       2007           2006          2005        2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                      $   9.40    $   9.41    $     9.74     $    9.89    $   9.76     $  9.88
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                          .22 1       .41 1         .38 1         .37 1       .34         .24
Net realized and unrealized gain (loss)                        .18         .03          (.30)           --         .15        (.10)
                                                          --------------------------------------------------------------------------
Total from investment operations                               .40         .44           .08           .37         .49         .14
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.22)       (.43)         (.41)         (.39)       (.34)       (.24)
Distributions from net realized gain                            --          --            --          (.11)       (.02)       (.02)
Tax return of capital distribution                              --        (.02)           --          (.02)         --          --
                                                          --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.22)       (.45)         (.41)         (.52)       (.36)       (.26)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   9.58    $   9.40    $     9.41     $    9.74    $   9.89     $  9.76
                                                          ==========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            4.24%       4.76%         0.91%         3.89%       5.13%       1.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                  $ 50,612    $ 41,268    $   38,997     $  41,127    $ 34,067     $25,947
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 45,181    $ 38,701    $   39,069     $  38,200    $ 29,034     $22,027
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         4.59%       4.32%         4.01%         3.82%       3.52%       2.41%
Total expenses                                                1.37%       1.48% 4       1.51%         1.53%       1.59%       1.52%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                         1.15%       1.15%         1.15%         1.15%       1.29%       1.42%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         25% 5       65% 5         74% 5         95% 5       84% 5       72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Year Ended August 31, 2007     1.48%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                             PURCHASE TRANSACTIONS      SALE TRANSACTIONS
     ------------------------------------------------------------------------------------
     Six Months Ended February 29, 2008            $   839,811,886        $   719,473,816
     Year Ended August 31, 2007                    $ 1,773,680,463        $ 1,852,940,706
     Year Ended August 31, 2006                    $ 3,476,956,717        $ 3,692,200,123
     Year Ended August 31, 2005                    $ 5,959,020,148        $ 6,246,681,163
     Year Ended August 31, 2004                    $ 5,578,633,006        $ 5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      35 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                  FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS Y                                                 (UNAUDITED)           2007         2006        2005         2004       2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $     9.43      $    9.45     $   9.74     $  9.89     $  9.76     $  9.88
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .24 1          .45 1        .43 1       .43 1       .42         .33
Net realized and unrealized gain (loss)                         .19            .03         (.27)         --         .14        (.10)
                                                         ---------------------------------------------------------------------------
Total from investment operations                                .43            .48          .16         .43         .56         .23
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.24)          (.48)        (.45)       (.45)       (.41)       (.33)
Distributions from net realized gain                             --             --           --        (.11)       (.02)       (.02)
Tax return of capital distribution                               --           (.02)          --        (.02)         --          --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                (.24)          (.50)        (.45)       (.58)       (.43)       (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 9.62      $    9.43     $   9.45     $  9.74     $  9.89     $  9.76
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.60%          5.22%        1.75%       4.48%       5.88%       2.37%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $  281,755      $ 191,306     $ 21,215     $ 2,681     $ 2,354     $ 2,602
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $  262,703      $  54,034     $ 12,688     $ 2,524     $ 2,377     $ 3,133
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                          5.10%          4.87%        4.58%       4.40%       4.20%       3.36%
Total expenses                                                 0.66%          0.59% 4      0.61%       0.58%       0.58%       0.59%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                          0.63%          0.59%        0.61%       0.58%       0.58%       0.59%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          25% 5          65% 5        74% 5       95% 5      84% 5       72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007     0.59%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
        -----------------------------------------------------------------------------------
        Six Months Ended February 29, 2008           $   839,811,886        $   719,473,816
        Year Ended August 31, 2007                   $ 1,773,680,463        $ 1,852,940,706
        Year Ended August 31, 2006                   $ 3,476,956,717        $ 3,692,200,123
        Year Ended August 31, 2005                   $ 5,959,020,148        $ 6,246,681,163
        Year Ended August 31, 2004                   $ 5,578,633,006        $ 5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      36 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 29, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                           WHEN-ISSUED OR
                                         DELAYED DELIVERY
                                       BASIS TRANSACTIONS
        -------------------------------------------------
        Purchased securities                $ 167,947,841

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

      As of February 29, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 29, 2008, securities with an aggregate market value of $45,502, representing less than 0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $24,115,946 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2007, the Fund had available for federal income tax purposes post-October losses of $4,503,811 and unused capital loss carryforwards as follows:

          EXPIRING
          ------------------------------------
          2014                    $ 12,404,454
          2015                       4,710,993
                                  ------------
          Total                   $ 17,115,447
                                  ============

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

          Federal tax cost of securities                $ 1,494,961,934
          Federal tax cost of other investments             (38,806,222)
                                                        ---------------
          Total federal tax cost                        $ 1,456,155,712
                                                        ===============
          Gross unrealized appreciation                 $    44,583,486
          Gross unrealized depreciation                     (22,375,450)
                                                        ---------------
          Net unrealized appreciation                   $    22,208,036
                                                        ===============


TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended

                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST

February 29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

      Projected Benefit Obligations Increased                 $     442
      Payments Made to Retired Trustees                          13,204
      Accumulated Liability as of February 29, 2008             110,705

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

                  41 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                              SIX MONTHS ENDED FEBRUARY 29, 2008            YEAR ENDED AUGUST 31, 2007
                                         SHARES           AMOUNT               SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 21,041,695    $ 201,630,015           15,431,626    $ 145,148,327
Dividends and/or
distributions reinvested              1,418,123       13,558,528            2,679,484       25,252,349
Redeemed                             (9,835,402)     (93,841,071)         (17,330,001)    (163,097,322)
                                     -----------------------------------------------------------------
Net increase                         12,624,416    $ 121,347,472              781,109    $   7,303,354
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  2,695,722    $  25,852,061            2,067,292    $  19,405,894
Dividends and/or
distributions reinvested                215,470        2,056,346              539,332        5,077,193
Redeemed                             (3,150,052)     (30,021,103)          (6,383,372)     (60,064,890)
                                     -----------------------------------------------------------------
Net decrease                           (238,860)   $  (2,112,696)          (3,776,748)   $ (35,581,803)
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                  4,359,265    $  41,809,047            3,499,177    $  32,808,080
Dividends and/or
distributions reinvested                203,275        1,940,339              382,233        3,595,376
Redeemed                             (2,093,429)     (19,933,713)          (3,326,130)     (31,262,763)
                                     -----------------------------------------------------------------
Net increase                          2,469,111    $  23,815,673              555,280    $   5,140,693
                                     =================================================================

                     42 | OPPENHEIMER U.S. GOVERNMENT TRUST

                           SIX MONTHS ENDED FEBRUARY 29, 2008    YEAR ENDED AUGUST 31, 2007
                                     SHARES            AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------
CLASS N
Sold                              1,429,373     $  13,694,288      1,579,482    $  14,865,422
Dividends and/or
distributions reinvested             94,199           900,404        174,452        1,643,552
Redeemed                           (634,485)       (6,057,745)    (1,506,007)     (14,199,965)
                           ------------------------------------------------------------------
Net increase                        889,087     $   8,536,947        247,927    $   2,309,009
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                             13,997,113     $ 134,002,695     19,202,277    $ 179,492,780
Dividends and/or
distributions reinvested            680,391         6,534,077        297,398        2,772,029
Redeemed                         (5,675,208)      (54,743,092)    (1,461,806)     (13,737,274)
                           ------------------------------------------------------------------
Net increase                      9,002,296     $  85,793,680     18,037,869    $ 168,527,535
                           ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund (IMMF), for the six months ended February 29, 2008, were as follows:

                                                                PURCHASES           SALES
        ---------------------------------------------------------------------------------
        Investment securities                               $ 261,638,936   $ 142,457,290
        U.S. government and government
        agency obligations                                    128,934,479     124,424,510
        To Be Announced (TBA)
        mortgage-related securities                           839,811,886     719,473,816

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------
        Up to $300 million   0.600%
        Next $100 million    0.570
        Next $400 million    0.550
        Next $1.2 billion    0.500
        Over $2 billion      0.475

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $1,009,160 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                     43 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $6,450,535, $3,288,702 and $813,299, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                     44 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED        DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
February 29, 2008       $ 104,789        $ 3,292       $ 99,271       $ 15,533         $ 1,644
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total expenses" for all classes of shares so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 29, 2008, the Manager reimbursed the Fund $290,450, $102,153, $70,142, $49,793 and $30,074 for Class
A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

                     45 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

                      46 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $32,809,589. Collateral of $33,032,558 was received for the loans, of which $23,987,268 was received in cash and subsequently invested in approved instruments. In addition, collateral of $9,045,290 was also received in the form of securities.

                     47 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                      48 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      49 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008